Debt (Details 6) (USD $)	12 Months Ended
Dec. 31, 2012
December 31, 2011 [Member]
Consolidated EBITDA	$ 250,000
March 31, 2012 [Member]
Consolidated EBITDA	1,250,000
June 30, 2012 [Member]
Consolidated EBITDA	2,500,000
September 30, 2012 [Member]
Consolidated EBITDA	4,000,000
December 31, 2012 and March 31, 2013 [Member]
Consolidated EBITDA	4,250,000
June 30, 2013 [Member]
Consolidated EBITDA	4,500,000
September 30, 2013 [Member]
Consolidated EBITDA	4,750,000
December 31, 2013 and thereafter [Member]
Consolidated EBITDA	$ 5,000,000